Schedule of incentive plan (Details) Integer in Thousands, $ / shares in Thousands	12 Months Ended
	Jun. 30, 2026 Integer $ / shares	Jun. 30, 2025 Integer $ / shares	Jun. 30, 2024 $ / shares Integer
Notes and other explanatory information [abstract]
Outstanding, shares | Integer	89	33	657
Outstanding, weighted average grant date fair value | $ / shares	$ 306	$ 16	$ 331
Granted, shares | Integer	1,132	151	128
Granted, weighted average grant date fair value | $ / shares	$ 5,102	$ 613	$ 234
Vested, shares | Integer	(1,026)	(95)	(150)
Vested, weighted average grant date fair value | $ / shares	$ (4,777)	$ (323)	$ (248)
Reverse stock split impact, shares | Integer			(591)
Reverse stock split impact, weighted average grant date fair value | $ / shares			(298)
Forfeit, shares | Integer	(31)		(11)
Forfeit, weighted average grant date fair value | $ / shares	$ (110)		$ (3)
Outstanding, shares | Integer	164	89	33
Outstanding, weighted average grant date fair value | $ / shares	$ 521	$ 306	$ 16